Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Sales of products and network rollout services	kr 123,990	kr 135,778	kr 150,775
Professional Services sales	69,408	76,816	81,749
License revenues	7,905	10,014	14,396
Net sales	201,303	222,608	246,920
Export sales from Sweden	kr 86,812	kr 107,036	kr 117,486